Inventories - Inventories (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Raw materials	€ 438,853	€ 307,315
Work-in-process	1,549,119	1,074,042
Finished products	666,648	742,979
Inventories, gross	2,654,620	2,124,336
Allowance for obsolescence and/or lower market value	(261,598)	(267,366)	(193,513)
Inventories, net	€ 2,393,022	€ 1,856,970